Fair Value of Financial Instruments - Reconciliation of All Assets and Liabilities Measured Using Level 3 Input (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchases, issuances and settlements:
Net interest income including cash received and paid		$ 2,100	$ 1,200	$ 4,300
Level 3
Purchases, issuances and settlements:
Net interest income including cash received and paid					$ 8,100	$ 8,900
Securitized mortgage borrowings
Changes in fair value of assets during the period
Fair value at the beginning of the period				(2,086,557)	(2,086,557)	(2,619,210)
Purchases, issuances and settlements
Fair value at the end of the period						(2,086,557)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period			(1,614,862)	(2,086,557)	(2,086,557)
Purchases, issuances and settlements:
Settlements					654,073	518,593
Fair value at the end of the period					(1,614,862)	(2,086,557)
Unrealized gains (losses) still held					2,318,296	2,500,674
Long-term debt
Changes in fair value of assets during the period
Fair value at the beginning of the period			46,536	(44,413)	(44,413)	(45,434)
Purchases, issuances and settlements
Fair value at the end of the period					46,536	(44,413)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period				17,587	17,587
Purchases, issuances and settlements:
Settlements						(44,413)
Fair value at the end of the period						17,587
Securitized mortgage collateral
Changes in fair value of assets during the period
Fair value at the beginning of the period			(1,639,251)	2,100,175	2,100,175	2,628,064
Purchases, issuances and settlements
Settlements					(600,521)	(436,074)
Fair value at the end of the period					(1,639,251)	2,100,175
Changes in fair value of liabilities during the period
Fair value in the beginning of the period				2,100,175	2,100,175
Purchases, issuances and settlements:
Fair value at the end of the period						2,100,175
Unrealized gains (losses) still held						(275,818)
Mortgage servicing rights
Changes in fair value of assets during the period
Fair value at the beginning of the period			(749)	339	339	41,470
Purchases, issuances and settlements
Issuances					536	2,094
Settlements						(21,263)
Fair value at the end of the period					(749)	339
Purchases, issuances and settlements:
Unrealized gains (losses) still held						339
Interest rate lock commitments (IRLCs)
Changes in fair value of assets during the period
Fair value at the beginning of the period			(3,111)	7,275	7,275	7,791
Purchases, issuances and settlements
Fair value at the end of the period					(3,111)	7,275
Purchases, issuances and settlements:
Unrealized gains (losses) still held						7,275
Recurring basis | Securitized mortgage borrowings | Level 3
Changes in fair value of liabilities during the period
Fair value in the beginning of the period		(2,028,210)	(1,614,862)	(2,086,557)	(2,086,557)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings		(8,187)	$ (7,564)	(103,248)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Interest Expense, amount
Purchases, issuances and settlements:
Settlements		189,173	$ 1,622,426	342,581
Fair value at the end of the period		(1,847,224)		(1,847,224)	(1,614,862)	(2,086,557)
Unrealized gains (losses) still held				2,397,426
Recurring basis | Securitized mortgage borrowings | Interest expense | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings		(8,909)		(18,018)
Recurring basis | Securitized mortgage borrowings | Change in fair value | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings		722		(85,230)
Recurring basis | Long-term debt | Level 3
Changes in fair value of liabilities during the period
Fair value in the beginning of the period	$ (47,549)	(45,361)	(46,536)	(44,413)	(44,413)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	11,660	461	10,647	(487)
Purchases, issuances and settlements:
Fair value at the end of the period	(35,889)	(44,900)	(35,889)	(44,900)	(46,536)	(44,413)
Unrealized gains (losses) still held			26,111	17,100
Recurring basis | Long-term debt | Interest expense | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(357)	(418)	(743)	(724)
Recurring basis | Long-term debt | Change in fair value | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	1,980	1,417	3,622	2,442
Recurring basis | Long-term debt | Change in instrument specific credit risk | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	10,037	(538)	7,768	(2,205)
Recurring basis | Securitized mortgage collateral | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period		2,038,545	1,639,251	2,100,175	2,100,175
Total (losses) gains included in earnings:
Total (losses) gains included in earnings		(7,272)	11,267	70,378
Purchases, issuances and settlements
Settlements		(172,850)	(1,650,518)	(312,130)
Fair value at the end of the period		1,858,423		1,858,423	1,639,251	2,100,175
Unrealized gains (losses) still held				(186,507)
Recurring basis | Securitized mortgage collateral | Interest income | Level 3
Total (losses) gains included in earnings:
Total (losses) gains included in earnings		(4,722)	2,019	(9,479)
Recurring basis | Securitized mortgage collateral | Change in fair value | Level 3
Total (losses) gains included in earnings:
Total (losses) gains included in earnings		(2,550)	9,248	79,857
Recurring basis | Mortgage servicing rights | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period	856	498	749	339	339
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	$ (6)	$ (37)	$ 55	$ 1
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)
Purchases, issuances and settlements
Issuances		$ 92	$ 46	$ 213
Fair value at the end of the period	$ 850	553	850	553	749	339
Unrealized gains (losses) still held			850	553
Recurring basis | Interest rate lock commitments (IRLCs) | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period	846	5,078	3,111	7,275	7,275
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	$ (348)	$ (816)	$ (2,613)	$ (3,013)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)	Trust Assets, Net Change in Fair Value Including Real Estate Owned, Gain (Loss)
Purchases, issuances and settlements
Fair value at the end of the period	$ 498	$ 4,262	$ 498	$ 4,262	$ 3,111	$ 7,275
Unrealized gains (losses) still held			$ 498	$ 4,262